UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22466

                                                  GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                                  Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

 Lloyd Lipsett
Wells Fargo Legal Department
MAC: J9226-132
125 High Street, 13th Floor
                                        Boston, MA 02110
  (Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund Schedule of Investments (unaudited) As of December 31, 2018

Strategy	Investments	Shares	Cost	Fair Value
Investment Funds - 85.39% Exchange Traded Funds - 10.95% Equity - 10.95%
First Trust North American Energy Infrastructure Fund		480,263	$11,491,876	$10,301,641
iShares US Preferred Stock ETF		259,929	9,712,829	8,897,370
Vanguard Global ex-U.S. Real Estate Index Fund		174,579	9,308,141	9,149,685
				28,348,696
Mutual Funds - 21.00%
Equity - 6.10%
Lazard Global Listed Infrastructure Portfolio		1,167,711	16,843,867	15,775,782
Fixed Income - 14.90%
GMO Emerging Country Debt Fund		1,037,742	28,785,843	26,306,751
Harbor High-Yield Bond Fund		1,324,850	12,920,461	12,268,111
				38,574,862
Offshore Funds - 53.44% Fixed Income - 46.45%
ArrowMark Income Opportunity Fund QP, Ltd.			28,988,651	27,432,362
Beach Point Dynamic Income Offshore Fund, Ltd.*			25,205,030	31,228,659
Good Hill Overseas Fund Ltd			15,402,304	20,058,592
MAM Corporate Loan Feeder Fund			13,000,000	12,820,954
Melody Special Situations Offshore Credit Fund L.P.*			13,284,616	14,092,403
Shenkman Opportunistic Credit Fund, Ltd.*			15,000,000	14,603,063
				120,236,033
Reinsurance - 6.99%
Aeolus Property Catastrophe Keystone PF Fund L.P.*			20,365,561	18,087,644
Investments in Securities - 10.49% Common Stocks - 10.49%
Panama - 0.24%
Consumer, Cyclical - 0.24%
COPA Holdings, S.A.		7,933	580,221	624,406
Switzerland - 0.50%
Industrial - 0.50%
Garmin, Ltd.		20,470	1,225,493	1,296,160
United Kingdom - 0.18% Consumer, Non-Cyclical - 0.18%
Coca-Cola European Partners PLC		9,777	446,679	448,275
United States - 9.57% Basic Materials - 0.75%
Eastman Chemical Co.		5,499	436,728	402,032
Olin Corp		59,356	1,217,824	1,193,649
Southern Copper Corp.		11,241	423,855	345,886

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of December 31, 2018

Strategy	Investments	Shares	Cost	Fair Value
Investments in Securities - 10.49% (continued) Common Stocks - 10.49% (continued) United States - 9.57% (continued)
Consumer, Cyclical - 1.94%
Carnival Corp.		23,104	$1,385,558	$1,139,027
Cummins Inc.		3,129	545,034	418,160
General Motors Co.		41,257	1,542,397	1,380,047
Genuine Parts Co.		4,298	385,822	412,694
Las Vegas Sands Corp.		24,158	1,231,880	1,257,424
Penske Automotive Group Inc.		9,966	466,083	401,829
Consumer, Non-Cyclical - 2.36%
AbbVie Inc.		5,299	412,625	488,515
Amgen Inc.		2,191	394,268	426,522
Bristol-Myers Squibb Co.		8,513	434,645	442,506
Coty, Inc.		41,109	418,750	269,675
Gilead Sciences Inc.		6,163	484,560	385,496
Johnson & Johnson		9,408	1,146,837	1,214,102
The Hershey Co		12,042	1,128,613	1,290,662
The JM Smucker Co		12,326	1,338,457	1,152,358
Whirlpool Corp.		4,161	586,427	444,686
Energy - 1.04%
Chevron Corp.		3,687	413,967	401,109
Occidental Petroleum Corp		14,012	956,260	860,057
Phillips 66		12,590	1,386,269	1,084,629
Valero Energy Corp.		4,614	510,257	345,912
Industrial - 1.20%
Hubbell Inc.		10,757	1,115,670	1,068,600
KAR Auction Services Inc.		7,649	377,433	365,010
Packaging Corp. of America		15,139	1,478,960	1,263,501
Sonoco Products Co.		7,933	413,339	421,480
Technology - 0.66%
Cisco Systems Inc.		9,376	389,841	406,262
Maxim Integrated Products, Inc.		25,843	1,305,979	1,314,117
Utilities - 1.62%
Alliant Energy Corp.		9,851	425,752	416,205
DTE Energy Co.		11,484	1,227,119	1,266,685
New Jersey Resources Corp.		27,919	1,172,905	1,275,061

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of December 31, 2018

Strategy	Investments	Shares	Cost	Fair Value
Investments in Securities - 10.49% (continued)
Common Stocks - 10.49% (continued)
United States - 9.57% (continued)
Utilities - 1.62% (continued) Public Service Enterprise Group Inc.		23,547	$1,232,213	$1,225,621
				24,779,519
Total Investments (Cost $248,947,899**) - 95.88%				248,171,377
Other Assets and Liabilities, net - 4.12%				10,674,366
Net Assets - 100.00%				$258,845,743

Percentages shown are stated as a percentage of net assets as of December 31, 2018.
*	Investment Fund is non-income producing.

**	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2018, as computed for federal tax purposes, were as follows:

Aggregate cost	$266,763,907

Gross unrealized appreciation	$688,605
Gross unrealized depreciation	(19,281,135)
Net unrealized depreciation	$(18,592,530)

Investments by Strategy (as a percentage of total investments)
Investment Funds Exchange Traded Funds
Equity	11.42%
Mutual Funds
Fixed Income	15.54
Equity	6.36
Total Mutual Funds	21.90
Offshore Funds
Fixed Income	48.45
Reinsurance	7.29
Total Offshore Funds	55.74
Investments in Securities
Common Stocks	10.94
100.00%

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of December 31, 2018

Fair Value Measurements

The GAI Agility Income Fund (the “Fund”) invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds (“Offshore Funds”) and exchange traded products (collectively, “Investment Funds”).

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (“NAV”) per share or its equivalent. As a result, investments in Investment Funds with a fair value of $138,323,677 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and Exchange Traded Funds, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2018 is as follows:

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of December 31, 2018

Description	Total Fair Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds Equity	$28,348,696	$28,348,696	$—	$—
Mutual Funds
Equity	15,775,782	15,775,782	—	—
Fixed Income	38,574,862	38,574,862	—	—
Investments in Securities Common Stocks	27,148,360	27,148,360	—	—
Offshore Funds(1)	138,323,677	—	—	—
Total Investments	$248,171,377	$109,847,700	$—	$—

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels for the three month period ended December 31, 2018.

While redemptions are permitted per the terms of the offering memorandums of the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of such Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Offshore Funds. No such amendments were put in place during the three month period ended December 31, 2018. The Fund had no unfunded capital commitments as of December 31, 2018.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2018:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2018 audited financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2019

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/28/2019

* Print the name and title of each signing officer under his or her signature.